Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	MEDIA GENERAL INC
Document Type	8-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000216539
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2012
Document Fiscal Period Focus	FY